OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

P. O. Box 32760, Louisville, Kentucky 40232-2760

(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS.

The Annual Report to Shareholders follows.

October 8, 2008

Dear Shareholders:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the year ended August 31, 2008.

It is a turbulent time for investors. The ongoing credit crisis that began a year ago in August 2007 has roiled financial markets. The Federal Reserve (the “Fed”) has acted aggressively and in innovative ways to calm credit markets and increase confidence in the U.S. economy. Historically, the Fed has been able to exert some control over the U.S. economy by its ability to control the federal funds rate. The federal funds rate is the rate charged on overnight loans between banks. The federal funds rate directly impacts other rates that affect consumers such as rates on mortgages, home equity lines of credit, auto loans and credit card debt. The Fed would normally raise rates to slow the economy and reign in inflation and lower interest rates to stimulate the economy. But now the Fed has had to try other means to help credit markets. Among the innovative steps the Fed has taken is expanded lending programs and to help ensure that the Fed has money to lend, the Treasury is selling securities in the market and depositing the proceeds at the Fed. The Fed has also provided foreign central banks the U.S. dollars needed to meet demand from their commercial banks. It has pledged hundreds of billions of dollars to capital constrained financial institutions in an effort to encourage more lending.

The Fed reduced the federal funds rate, a key U.S. interest rate, from 2% to 1.5% on October 8, 2008. The Fed acted in conjunction with other global central banking authorities which also cut their rates. The Fed had not acted on rates since April 2008 when it halted one of the most aggressive rate cutting campaigns in decades. The Fed had been reluctant to cut rates in part because of fears that inflation was worsening, but the recent drop in energy prices and weaker prospects for economic activity have reduced this fear. That the Fed did not wait to cut rates until its next regularly scheduled meeting on October 28-29, 2008, shows that the Fed felt it couldn’t wait and implies a sense of urgency. A decrease in the federal funds rate will lead to lower borrowing costs for businesses and consumers. The hope is that consumers and businesses will begin to spend more freely.

A $700 billion dollar financial rescue plan introduced by President George W. Bush was passed by the House and Senate after much debate and the addition of some measures to make it more attractive. Among other measures, the Bill provides up to $700 billion for bad assets, limits executive compensation, has steps to prevent foreclosures and temporarily raises the limit on federal deposit insurance from $100,000 to $250,000.

Money market funds are supposed to be among the safest investments available. No money market fund in the $3.5 trillion industry had lost money since 1994 when Orange County, California went bankrupt and that was an isolated incident. On September 16, 2008, the Reserve Primary Fund, managed by Reserve Management Company, Inc., announced that it had “broke the buck” that is, its net asset value (“NAV”) fell below the $1/share level that money market funds must maintain. The Reserve Primary Fund held bonds issued by Lehman Brothers Holdings Inc. which has filed for bankruptcy. This led worried investors to pull their money out of money market funds in record amounts. $78.7 billion was withdrawn on Wednesday, September 17, 2008 from just the largest money market funds. The withdrawals from these money market funds are contributing to the current illiquidity in credit markets and taking a toll on the commercial paper market as money market funds aren’t purchasing these securities.

In response to concerns that the current financial crisis is beginning to affect historically safe assets, the U.S. Treasury Department announced a massive program to shore up the money market fund industry. Under the Treasury Guarantee Program (the “Program”), the government will insure the holdings of any eligible publicly offered money market fund. There is a fee to funds to participate in the Program. The Program provides support to investors of participating funds to help ensure that those funds will not “break the buck”. The Program will be financed with up to $50 billion from the Treasury’s Exchange Stabilization Fund. Participation in the Program provides Federal insurance to participating funds’ shareholders in an amount up to their balances on September 19, 2008. Purchases into a fund made after September 19, 2008 are not eligible for insurance under the Program. The Program will be in effect for a three-month term expiring on December 18, 2008, after which the Secretary of the Treasury will determine whether to extend the Program. If the Program is extended, funds would have to renew their participation at the extension point to maintain coverage.

While the Fund invests exclusively in securities that we feel offer a high degree of credit safety and that have historically been safe investments, we realize that such insurance would provide an extra level of security and peace of mind for our investors. For those reasons, the Fund is participating in the program and is proceeding with the application process.

The Fund does not invest in securities issued by Fannie Mae, Freddie Mac or any other corporate issuer. The Fund invests exclusively in high-quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks. Such securities are rated AAA by both Moody’s and Standard & Poor’s. The portfolio allocation at August 31, 2008 is shown here:

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. Our shareholders can be assured that during this time of turbulence in the financial markets, we take the responsibility of managing their investment seriously and will do our best to be of valuable service to them during this challenging time.

/s/ Joseph C. Curry, Jr. JOSEPH C. CURRY, JR. President	/s/ Dianna P. Wengler DIANNA P. WENGLER Senior Vice President and Treasurer

UNDERSTANDING YOUR FUND’S EXPENSES — (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period March 1, 2008 to August 31, 2008. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 3/1/08	Ending Account Value 8/31/08	Net Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,008.75	.74%	$3.75
Hypothetical 5% Return	$1,000.00	$1,021.47	.74%	$3.77
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 184/366 (to reflect the one-half year period).

INFORMATION ABOUT PROXY VOTING BY THE FUND — (UNAUDITED)

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS — (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL MEETING PROXY RESULTS — (UNAUDITED)

A Special Meeting of Shareholders of the Fund was held on April 17, 2008, at which the shareholders approved a new investment advisory agreement between the Fund and J.J.B. Hilliard, W.L. Lyons, LLC. Details regarding the new investment advisory agreement and the special shareholder meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on February 22, 2008. The votes cast at the special shareholders meeting were as follows:

	For	Withheld	Abstain
Common Shares	931,074,857	13,368,655	21,320,185

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
August 31, 2008

Principal Amount	Cash Equivalent Yield		Maturity Date		Value
U.S. GOVERNMENT SPONSORED ENTERPRISES* — 100.1%**
Federal Home Loan Bank — 97.4%
$ 4,805,000	1.978%		09/02/08		$ 4,804,740
30,000,000	2.243		09/02/08		29,998,167
15,000,000	2.242		09/03/08		14,998,167
20,000,000	2.253		09/03/08		19,997,544
15,000,000	2.323		09/04/08		14,997,150
25,000,000	2.100		09/05/08		24,994,306
30,000,000	2.159		09/05/08		29,992,967
27,700,000	2.248		09/08/08		27,688,124
20,000,000	2.324		09/09/08		19,989,867
20,000,000	2.164		09/10/08		19,989,400
15,000,000	2.340		09/10/08		14,991,394
26,000,000	2.364		09/11/08		25,983,244
15,000,000	2.397		09/12/08		14,989,229
15,000,000	2.407		09/12/08		14,989,183
12,000,000	2.277		09/15/08		11,989,547
40,000,000	2.387		09/16/08		39,961,000
25,000,000	2.160		09/17/08		24,976,555
10,000,000	2.392		09/17/08		9,989,578
20,000,000	2.345		09/18/08		19,978,278
35,000,000	2.069		09/19/08		34,964,562
25,000,000	2.298		09/22/08		24,967,042
30,000,000	2.236		09/23/08		29,959,667
40,000,000	2.489		09/24/08		39,937,644
40,000,000	2.296		09/26/08		39,937,222
35,000,000	2.287		09/29/08		34,938,750
40,000,000	2.486		09/30/08		39,921,378
25,000,000	2.402		10/01/08		24,950,937
30,000,000	2.368		10/02/08		29,939,808
35,000,000	2.365		10/03/08		34,927,822
25,000,000	2.621	(a)	10/05/08	(b)	25,001,881
30,000,000	2.330		10/07/08		29,931,300
50,000,000	2.611	(a)	10/07/08	(b)	50,000,000
35,000,000	2.242		10/08/08		34,921,041
32,000,000	2.346		10/09/08		31,922,311
20,000,000	2.184		10/10/08		19,953,742
40,000,000	2.443		10/15/08		39,882,911

Principal Amount	Cash Equivalent Yield		Maturity Date		Value
U.S. GOVERNMENT SPONSORED ENTERPRISES* (continued)
Federal Home Loan Bank (continued)
$30,000,000	2.392%		10/16/08		$ 29,912,062
50,000,000	2.616	(a)	10/16/08	(b)	50,000,000
30,000,000	2.591		10/17/08		29,902,633
15,000,000	2.402		10/20/08		14,951,817
15,000,000	2.286		10/24/08		14,950,644
25,000,000	2.427		10/27/08		24,907,444
40,000,000	2.417		10/28/08		39,849,900
20,000,000	2.277		10/29/08		19,928,306
38,000,000	2.404		10/30/08		37,853,024
35,000,000	2.480		10/31/08		34,858,250
20,000,000	2.458		11/03/08		19,915,650
30,000,000	2.458		11/04/08		29,871,467
20,000,000	2.527		11/05/08		19,912,431
20,000,000	2.474		11/05/08		19,910,444
40,000,000	2.490		11/07/08		39,818,356
10,000,000	2.496		11/10/08		9,952,361
25,000,000	2.479		11/12/08		24,878,500
40,000,000	2.449		11/14/08		39,802,667
35,000,000	2.577		11/19/08		34,806,066
10,000,000	2.455		11/21/08		9,946,000
20,000,000	2.587		11/21/08		19,885,925
20,000,000	2.501		11/25/08		19,884,306
20,000,000	2.638		11/26/08		19,876,494
30,000,000	2.572		01/02/09		29,743,237
35,000,000	2.814		01/05/09		34,664,350
10,000,000	2.598		01/07/09		9,910,044
Federal Farm Credit Bank — 2.7%
45,000,000	2.110	(a)	09/02/08	(b)	45,000,000

TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES
(amortized cost — $1,676,248,836)					1,676,248,836

TOTAL INVESTMENTS — 100.1%
(amortized cost — $1,676,248,836***)					1,676,248,836

LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1%)					(1,578,991)

NET ASSETS — 100.0%					$ 1,674,669,845

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***	Also represents cost for federal income tax purposes.

(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of August 31, 2008.

(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2008

ASSETS
Investments, (at amortized cost which approximates value
(identified and tax cost — $1,676,248,836))	$1,676,248,836
Cash	944
Interest receivable	693,050
Prepaid expenses	7,317

TOTAL ASSETS	1,676,950,147

LIABILITIES
Dividends payable	1,216,181
Due to affiliates — Note B
Investment advisory fee	415,905
Shareholder services fee	320,028
Administration services fee	261,337
Accrued directors’ fees	8,250
Accrued expenses	58,601

TOTAL LIABILITIES	2,280,302

NET ASSETS	$1,674,669,845

Shares of beneficial interest outstanding	1,674,669,845

Net asset value, offering and redemption price per share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
For the year ended August 31, 2008

INVESTMENT INCOME
Interest	$ 60,447,954

EXPENSES
Investment advisory fee — Note B	4,950,802
Shareholder services fee — Note B	3,799,417
Administration services fee —- Note B	3,114,577
Printing and other expenses	255,140
Custodian fees and expenses	226,440
Directors’ fees	112,000
Insurance expense	97,446
Professional fees	81,120
Registration fees	64,090
Transfer agent fees and expenses	34,450

Total expenses	12,735,482

Net investment income	47,712,472

Net increase in net assets resulting from operations	$47,712,472

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended August 31,
	2008	2007
FROM OPERATIONS
Net investment income	$ 47,712,472	$ 69,011,587

Net increase in net assets resulting from operations	47,712,472	69,011,587

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(47,712,472)	(69,011,587)

Total dividends	(47,712,472)	(69,011,587)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share) — Note C	31,638,517	246,943,409

NET ASSETS
Beginning of year	1,643,031,328	1,396,087,919

End of year (including accumulated undistributed net
investment income of $0 and $0, respectively)	$1,674,669,845	$1,643,031,328

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
FINANCIAL HIGHLIGHTS

     The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	For the years ended August 31,
	2008	2007	2006	2005		2004
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.03	0.04	0.04	0.02	(a)	0.01	(a)

Total from investment operations	0.03	0.04	0.04	0.02		0.01

Less distributions:
From net investment income	(0.03)	(0.04)	(0.04)	(0.02)		(0.01)

Total distributions	(0.03)	(0.04)	(0.04)	(0.02)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total investment return	2.82%	4.56%	3.70%	1.70%		0.53%

SUPPLEMENTAL DATA
Net assets, end of year
(000’s omitted)	$1,674,670	$1,643,031	$1,396,088	$1,378,492		$1,427,543

RATIOS TO AVERAGE NET ASSETS
Operating expenses	0.74%	0.76%	0.80%	0.79	%(b)	0.58	%(c)
Net investment income	2.76%	4.47%	3.64%	1.69	%(b)	0.53	%(c)

(a)	Net of voluntary investment advisory fee waiver by the Adviser.

(b)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.

(c)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33% respectively, for the year ended August 31, 2004.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2008

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of the discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For example, short-term debt securities with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value each of the Fund’s investments at August 31, 2008.

Valuation Inputs	Investments in Securities
Level 1 – Quoted prices	$ —
Level 2 – Other significant observable inputs	1,676,248,836
Level 3 – Significant unobservable inputs	—

Total	$1,676,248,836

The Fund has not held any Level 1 or Level 3 securities or any other financial instruments at any time during the fiscal year ended August 31, 2008.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability. Management of the Fund has also concluded that there are no significant uncertain tax positions requiring

     HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
August 31, 2008

recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. There is no difference between the book basis and tax basis of distributable earnings. The tax character of distributions paid during 2008 and 2007 was as follows:

	For the year ended August 31,
	2008	2007
Distributions paid from ordinary income	$47,712,472	$69,011,587

Total distributions	$47,712,472	$69,011,587

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B — INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On December 17, 2007, the Board of Directors of the Fund, including a majority of the directors who are unaffiliated with the Fund, approved a new investment advisory agreement with J.J.B Hilliard W.L. Lyons, LLC (the “Adviser”). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an advisory fee at the annual rates of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, all brokers’ commissions and other normal charges incident to the purchase and sale of portfolio securities, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2008. For the fiscal year ended August 31, 2008, the Adviser earned $4,950,802 from the Fund. At August 31, 2008, the Fund owed $415,905 to the Adviser.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account

     HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
August 31, 2008

information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, the Adviser receives a shareholder services fee from the Fund at the annual rates of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion. The Adviser also receives an administration services fee from the Fund at the annual rate of .18% of the Fund’s average daily net assets. Such fees are accrued daily and paid monthly. For the fiscal year ended August 31, 2008, the Adviser earned $3,799,417 and $3,114,577 from the Fund for the shareholder services fee and administration services fee, respectively. At August 31, 2008, the Fund owed the Adviser $320,028 and $261,337 for the shareholder services fee and administrative services fee, respectively.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000, plus a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. The board of directors chair receives an additional annual retainer of $3,500, the audit committee chair receives an additional annual retainer of $3,000 and the nominating committee chair receives an additional annual retainer of $1,500. Total fees paid to directors for the year ended August 31, 2008 were $112,000. Beginning September 1, 2008, the Fund will pay each unaffiliated director an annual retainer of $12,000, plus a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. The board of directors chair will receive an additional annual retainer of $4,000, the audit committee chair will receive an additional annual retainer of $3,500 and the nominating committee chair will receive an additional retainer of $1,500. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C — CAPITAL STOCK

At August 31, 2008, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,674,669,845. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the years ended August 31,
	2008	2007
Shares sold	5,686,661,581	6,123,984,992
Shares issued to shareholders in reinvestment of dividends	48,556,747	66,789,294
Less shares repurchased	(5,703,579,811)	(5,943,830,877)

Net increase in capital shares	31,638,517	246,943,409

NOTE D — INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Hilliard-Lyons Government Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hilliard-Lyons Government Fund, Inc. (the “Fund”), as of August 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2007, and the financial highlights for the periods indicated prior to August 31, 2008, were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hilliard-Lyons Government Fund, Inc. as of August 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ COHEN FUND AUDIT SERVICES, LTD.
COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 30, 2008

HILLIARD-LYONS GOVERNMENT FUND, INC.
MANAGEMENT INFORMATION CHART
(UNAUDITED)

Name and Address Independent Directors	Position held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex overseen by Director	Other Directorships Held by Director

Lindy B. Street 406 Wynfield Close Court Louisville, KY 40206 Age: 62	Director and Chair of the Board	Indefinite; since November 2, 1999	Self-employed marketing and communications consultant; former Senior Vice President of Marketing and Public Affairs of Columbia/HCA Healthcare Corporation	1	None

J. Robert Shine 222 East Market Street New Albany, IN 47150 Age: 84	Director and Chair of the Audit Committee	Indefinite; since October 17,1989	Chairman and Certified Public Accountant, Monroe Shine & Co., Inc., an accounting firm	1	None

William A. Blodgett, Jr. 850 Dixie Highway Louisville, KY 40210 Age: 61	Director	Indefinite; since December 2, 2005	Senior Vice President and Deputy General Counsel, Brown-Forman Corporation, a producer and marketer of fine wines and spirits	1	None

Gregory A. Wells 10172 Linn Station Road Louisville, KY 40223 Age: 49	Director and Chair of the Nominating Committee	Indefinite; since December 2, 2005	Executive Vice President and Chief Financial Officer of NTS Development Company, a real estate development company; Chief Financial Officer, Treasurer and Secretary of NTS Mortgage Income Fund, Inc.	1	None

Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, www.sec.gov and at the Adviser’s web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the Adviser at (800) 444-1854 (toll-free).

HILLIARD-LYONS GOVERNMENT FUND, INC.
MANAGEMENT INFORMATION CHART — continued
(UNAUDITED)

Officers of the Fund	Position held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex overseen by Director	Other Directorships Held by Director

Joseph C. Curry, Jr. 500 West Jefferson Street Louisville, KY 40202 Age: 63	President	Annually; President since December 18, 1986; AML Compliance Officer since June 19, 2002	Senior Vice President, J.J.B. Hilliard, W.L. Lyons, LLC; Senior Vice President and Treasurer, DNP Select Income Fund Inc.; Vice President and Assistant Treasurer, Senbanc Fund	N/A	N/A

Dianna P. Wengler 500 West Jefferson Street Louisville, KY 40202 Age: 48	Senior Vice President, and Treasurer	Annually; Senior Vice President since December 13, 2006; Vice President from June 23, 1998 to December 13, 2006; Treasurer since June 23, 1998	Vice President, J.J.B. Hilliard, W.L. Lyons, LLC; Vice President and Assistant Secretary, DNP Select Income Fund Inc.	N/A	N/A

Edward J. Veilleux 5 Brook Farm Court Hunt Valley, MD 21030 Age: 65	Vice President and Chief Compliance Officer	Annually; Since July 23, 2004	President, EJV Financial Services, LLC, a mutual fund consulting firm	N/A	N/A

Stephanie J. Ferree 500 West Jefferson Street Louisville, KY 40202 Age: 30	Assistant Vice President and Secretary	Annually; Assistant Vice President since December 13, 2006; Secretary since December 11, 2006	Mutual Fund Administrator, J.J.B. Hilliard, W.L. Lyons, LLC	N/A	N/A

Timothy P. Riordan 500 West Jefferson Street Louisville, KY 40202 Age: 44	Assistant Vice President	Annually; Since December 13, 2006	Vice President, J.J.B. Hilliard, W.L. Lyons, LLC	N/A	N/A

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Investment Adviser, Administrator
and Distributor

J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company
John Adams Building – 2N
1776 Heritage Drive
North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent
Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair
William A. Blodgett, Jr.
J. Robert Shine
Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Senior Vice President
and Treasurer

Edward J. Veilleux – Vice President
and Chief Compliance Officer

Stephanie J. Ferree – Assistant Vice President
and Secretary

Timothy P. Riordan – Assistant Vice President

Hilliard-Lyons
Government Fund, Inc.
Annual Report
August 31, 2008

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the code, nor were there any implicit or explicit waivers to the provisions of the code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that there are two financial experts serving on the audit committee. Mr. J. Robert Shine and Mr. Gregory A. Wells are the audit committee financial experts and are considered to be independent in accordance with Commission rules. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit fees for fiscal years ended August 31, 2008 and August 31, 2007 were $18,000 and $23,000, respectively.
(b) Audit-related fees for fiscal years ended August 31, 2008 and August 31, 2007 were $1,500 and $2,728, respectively. All fees are for out-of-pocket expenses and review of the semi-annual report.
(c) Tax fees for fiscal years ended August 31, 2008 and August 31, 2007 were $2,500 and $6,250, respectively. All fees are for preparation of the U.S. income tax returns Form 1120-RIC and U.S. excise tax Form 8613.
(d) There were no other fees for the fiscal year ended August 31, 2008 and August 31, 2007.
(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.
(e)(2) In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit, audit-related and tax services provided by the principal accountant during fiscal years 2008 and 2007.
(f) All of the principal accountant’s hours spent auditing the registrant’s financial statements for fiscal year 2008 were attributed to work performed by full-time permanent employees of the principal accountant.
(g) During the last two fiscal years, there were no non-audit services rendered by the principal accountant to registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.
(h) Not applicable.

“Audit fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements. “Audit-related fees” are fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. “Tax fees” are fees billed for professional services rendered by the principal accountant for preparation of tax forms, tax compliance, tax advice and tax planning.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940 (the “1940 Act”). Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Code of Ethics. Incorporated by reference to the registrant’s Form N-CSR filed October 29, 2004.

	(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(a)(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act. Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr.
President
(Principal Executive Officer)

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler
Senior Vice President and Treasurer
(Principal Financial Officer)

Date: October 24, 2008

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr.
President
(Principal Executive Officer)

Date: October 24, 2008

Exhibit (a)(2)

Certifications

I, Dianna P. Wengler, certify that:

1.	I have reviewed this report on Form N-CSR of Hilliard-Lyons Government Fund, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 24, 2008

/s/ Dianna P. Wengler Dianna P. Wengler Senior Vice President and Treasurer (Principal Financial Officer)

Exhibit (a)(2)

Certifications

I, Joseph C. Curry Jr., certify that:

1.	I have reviewed this report on Form N-CSR of Hilliard-Lyons Government Fund, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 24, 2008

/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr. President (Principal Executive Officer)

Exhibit (b)

     CERTIFICATION PURSUANT TO
SECTION 906 OF THE SARBANES-OXLEY ACT

In connection with the Annual Report of Hilliard-Lyons Government Fund, Inc. (the “Company”) on Form N-CSR for the fiscal year ended August 31, 2008 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Dianna P. Wengler, Senior Vice President and Treasurer of the Company, certify, pursuant to 18 U.S.C. ss. 1350, as adopted pursuant to ss. 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: October 24, 2008

/s/ Dianna P. Wengler Dianna P. Wengler Senior Vice President and Treasurer (Principal Financial Officer)

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request. This certification shall not be deemed as filed by the Company for purposes of the Securities Exchange Act of 1934.

Exhibit (b)

     CERTIFICATION PURSUANT TO
SECTION 906 OF THE SARBANES-OXLEY ACT

In connection with the Annual Report of Hilliard-Lyons Government Fund, Inc. (the “Company”) on Form N-CSR for the fiscal year ended August 31, 2008 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Joseph C. Curry, Jr., President of the Company, certify, pursuant to 18 U.S.C. ss. 1350, as adopted pursuant to ss. 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: October 24, 2008

/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr. President (Principal Executive Officer)

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request. This certification shall not be deemed as filed by the Company for purposes of the Securities Exchange Act of 1934.